Document And Entity Information	6 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	XChange TEC.INC
Document Type	6-K
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001769256
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-39111
Entity Address, Address Line One	Room 1610
Entity Address, Address Line Two	No.801, Building 1, 1136 Xinzha Road
Entity Address, Address Line Three	JingAn District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200041
Entity Address, Country	CN